Shareholder Report, Average Annual Return (Details)		12 Months Ended	49 Months Ended		60 Months Ended	92 Months Ended		94 Months Ended	108 Months Ended	118 Months Ended		120 Months Ended
		Nov. 30, 2024	Nov. 30, 2024		Nov. 30, 2024	Nov. 30, 2024		Nov. 30, 2024 [6]	Nov. 30, 2024 [19]	Nov. 30, 2024		Nov. 30, 2024
American Funds Inflation Linked Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	3.07%			1.48%							1.70%
American Funds Inflation Linked Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	3.97%			1.28%					1.29%	[2]
American Funds Inflation Linked Bond Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	3.32%			1.78%	2.05%	[3]
American Funds Inflation Linked Bond Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class F-1
Average Annual Return, Percent	[1]	5.63%			1.98%					1.88%	[4]
American Funds Inflation Linked Bond Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class F-2
Average Annual Return, Percent	[1]	6.04%			2.27%					2.17%	[5]
American Funds Inflation Linked Bond Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class F-3
Average Annual Return, Percent	[1]	6.19%			2.38%			2.49%
American Funds Inflation Linked Bond Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	2.99%			1.45%					1.64%	[7]
American Funds Inflation Linked Bond Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	3.93%			1.22%					1.50%	[8]
American Funds Inflation Linked Bond Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class 529-E
Average Annual Return, Percent	[1]	5.59%			1.77%					1.67%	[9]
American Funds Inflation Linked Bond Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	3.34%			1.73%	2.00%	[10]
American Funds Inflation Linked Bond Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class 529-F-1
Average Annual Return, Percent	[1]	5.89%			2.17%					2.08%	[11]
American Funds Inflation Linked Bond Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class 529-F-2
Average Annual Return, Percent	[1]	6.01%	(0.21%)	[12]
American Funds Inflation Linked Bond Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class 529-F-3
Average Annual Return, Percent	[1]	6.16%	(0.15%)	[13]
American Funds Inflation Linked Bond Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class R-1
Average Annual Return, Percent	[1]	4.93%			1.24%					1.16%	[14]
American Funds Inflation Linked Bond Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class R-2
Average Annual Return, Percent	[1]	5.03%			1.29%					1.19%	[15]
American Funds Inflation Linked Bond Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class R-2E
Average Annual Return, Percent	[1]	5.28%			1.54%					1.53%	[16]
American Funds Inflation Linked Bond Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class R-3
Average Annual Return, Percent	[1]	5.41%			1.71%					1.61%	[17]
American Funds Inflation Linked Bond Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class R-4
Average Annual Return, Percent	[1]	5.72%			2.02%					1.92%	[18]
American Funds Inflation Linked Bond Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class R-5E
Average Annual Return, Percent	[1]	5.93%			2.22%				2.58%
American Funds Inflation Linked Bond Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class R-5
Average Annual Return, Percent	[1]	6.12%			2.33%					2.21%	[20]
American Funds Inflation Linked Bond Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class R-6
Average Annual Return, Percent	[1]	6.07%			2.38%							2.34%
Without Sales Load [Member] | American Funds Inflation Linked Bond Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	5.71%			1.98%							1.96%
Without Sales Load [Member] | American Funds Inflation Linked Bond Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	4.97%			1.28%					1.29%	[2]
Without Sales Load [Member] | American Funds Inflation Linked Bond Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	5.95%			2.28%	2.39%	[3]
Without Sales Load [Member] | American Funds Inflation Linked Bond Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	5.63%			1.97%					1.90%	[7]
Without Sales Load [Member] | American Funds Inflation Linked Bond Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	4.93%			1.22%					1.50%	[8]
Without Sales Load [Member] | American Funds Inflation Linked Bond Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Inflation Linked Bond Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	5.98%			2.24%	2.34%	[10]
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[21]	6.88%	(1.48%)	[12],[13]	(0.01%)	1.43%	[3],[10]	1.52%	1.60%	1.38%	[2],[4],[5],[7],[8],[9],[11],[14],[15],[16],[17],[18],[20]	1.52%
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Average Annual Return, Percent	[21]	6.26%	0.66%	[12],[13]	2.27%	2.56%	[3],[10]	2.57%	2.76%	2.23%	[2],[4],[5],[7],[8],[9],[11],[14],[15],[16],[17],[18],[20]	2.29%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class C shares were first offered on January 23, 2015.
[3]	Class T shares were first offered on April 7, 2017.
[4]	Class F-1 shares were first offered on January 23, 2015.
[5]	Class F-2 shares were first offered on January 23, 2015.
[6]	Class F-3 shares were first offered on January 27, 2017.
[7]	Class 529-A shares were first offered on January 23, 2015.
[8]	Class 529-C shares were first offered on January 23, 2015.
[9]	Class 529-E shares were first offered on January 23, 2015.
[10]	Class 529-T shares were first offered on April 7, 2017.
[11]	Class 529-F-1 shares were first offered on January 23, 2015.
[12]	Class 529-F-2 shares were first offered on October 30, 2020.
[13]	Class 529-F-3 shares were first offered on October 30, 2020.
[14]	Class R-1 shares were first offered on January 23, 2015.
[15]	Class R-2 shares were first offered on January 23, 2015.
[16]	Class R-2E shares were first offered on January 23, 2015.
[17]	Class R-3 shares were first offered on January 23, 2015.
[18]	Class R-4 shares were first offered on January 23, 2015.
[19]	Class R-5E shares were first offered on November 20, 2015.
[20]	Class R-5 shares were first offered on January 23, 2015.
[21]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.